Organization	12 Months Ended
Dec. 31, 2015
Organization [Abstract]
Organization
Organization

Description of Business
EPR Properties (the Company) is a specialty real estate investment trust (REIT) organized on August 29, 1997 in Maryland. The Company develops, owns, leases and finances properties in select market segments primarily related to Entertainment, Education and Recreation. The Company’s properties are located in the United States and Canada.